Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Operating activities expose the Company and its subsidiaries to financial market risks related to fuel prices, foreign exchange rates, interest rates, credit and liquidity. Such risks can be mitigated through the use of swaps, futures and options, in the oil, US dollar and interest market.
The Company’s management monitors the market, credit and liquidity risks. All activities with financial instruments for risk management are carried out by specialists with skill, experience and adequate supervision. It is the Company's policy not to enter into derivative transactions for speculative purposes.
30.1 Accounting classification and fair value hierarchy of financial instruments
The accounting classifications of the Company's consolidated financial instruments and fair value hierarchy are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2021	2020	2021	2020

Assets
Cash and cash equivalents	2	3,073,799	3,064,815	3,073,799	3,064,815
Short-term investments	2	908,149	946,281	908,149	946,281
Accounts receivable	—	997,893	875,382	997,893	875,382
Aircraft sublease receivables	—	274,198	312,937	274,198	312,937
Security deposits and maintenance reserves	—	1,964,419	1,554,042	1,964,419	1,554,042
Derivative financial instruments	2	353,817	428,309	353,817	428,309

Liabilities
Loans and financing	—	(9,381,945)	(5,894,515)	(8,973,383)	(5,414,689)
Loans and financing - conversion right	2	(636,786)	(1,465,999)	(636,786)	(1,465,999)
Lease liabilities	—	(14,890,575)	(12,520,812)	(14,890,575)	(12,520,812)
Accounts payable	—	(2,335,165)	(2,561,727)	(2,335,165)	(2,561,727)
Accounts payable – supplier finance	—	(3,694)	(157,801)	(3,694)	(157,801)
Reimbursement to customers	—	(173,686)	(221,342)	(173,686)	(221,342)
Insurance premiums payable	—	(92,793)	(52,427)	(92,793)	(52,427)
Derivative financial instruments	2	(287,051)	(421,034)	(287,051)	(421,034)
30.2    TAP Bond
On March 14, 2016, the Company acquired Series A convertible bond issued by TAP ("TAP Bond") in the amount of €90 million. The TAP Bond matures in 10 years from its issue, with annual interest of 3.75% until September 20, 2016 and 7.5% in the following years. The accrued interest shall be paid on the maturity date or until the early redemption of the securities, whichever is earlier.
30.3 Convertible debentures
As required by IFRS-9 – Financial Instruments, the conversion right of the convertible debentures was measured at fair value through profit or loss as it is an embedded derivative. Details of this operation are provided in note 18.3.3.
30.4 Derivative financial instruments
Derivative financial instruments, and their movements are presented in Note 21 to these financial statements.
30.5 Market risks
During the years ended December 31, 2021, 2020 and 2019, gains and losses were recognized in statements of operations as follows:

	December 31,
Description	2021	2020	2019

Gain (loss) on interest rate risk	48,571	30,949	142,220
Gain (loss) on aviation fuel price risk (“QAV”)	75,075	(1,371,941)	115,189
Gain (loss) on foreign exchange risk	(88,675)	(74,371)	68,043
	34,971	(1,415,363)	325,452
30.5.1 Interest rate risk
As of December 31, 2021, the Company had swap contracts to hedge against the effect of fluctuations in interest rates on part of payments for leases.
30.5.2 Aviation fuel price risk (“QAV”)
The price of aviation fuel may vary depending on the volatility of the price of crude oil and its derivatives. To mitigate losses linked to variations in the fuel market, the Company had, as of December 31, 2021, forward transactions on fuel.
30.5.3 Foreign exchange risk
The foreign exchange risk arises from the possibility of unfavorable exchange differences to which the Company's liabilities or cash flows are exposed. The Company constantly monitors the net exposure in foreign currency and evaluates the contracting of derivative transactions, projecting for a period deemed appropriate to minimize its exposure.
The exposure to the main exchange differences is as follows:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2021	2020	2021	2020

Assets
Cash and cash equivalents and short-term investments	244,239	262,309	911,071	854,462
Accounts receivable	100,640	232,950	—	—
Security deposits and maintenance reserves	1,918,517	1,540,231	—	—
Aircraft sublease receivables	274,198	312,937	—	—
Derivative rights	—	155,920	—	—
Other assets	154,198	60,576	—	—
Total assets	2,691,792	2,564,923	911,071	854,462

Liabilities
Accounts payable	(624,162)	(831,429)	—	—
Loans and financing	(8,506,445)	(5,741,253)	—	—
Lease liabilities	(14,814,400)	(12,463,426)	—	—
Derivative obligations	—	(81,274)	—	—
Provisions and other liabilities	(3,808,012)	(951,348)	—	—
Total liabilities	(27,753,019)	(20,068,730)	—	—
Net exposure	(25,061,227)	(17,503,807)	911,071	854,462
Net exposure in foreign currency	(4,490,857)	(3,368,254)	144,134	133,972
30.6 Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, short-term investments, accounts receivable, aircraft sublease receivables, security deposits and maintenance reserves. Financial assets classified as cash and cash equivalents and short-term investments are deposited with counterparties that have a minimum investment grade rating in the assessment made by agencies S&P Global Ratings, Moody's or Fitch (between AAA and A+). The TAP Bond is guaranteed by intellectual property rights and credits related to the TAP mileage program.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. The credit quality of the customer is assessed based on an extensive internal credit rating system. Outstanding receivables from customers are frequently monitored by the Company.
Derivative financial instruments are contracted on the over-the-counter market (OTC) from counterparties with a minimum investment grade rating, or on commodities and futures exchanges (B3 and NYMEX), which substantially mitigates the credit risk. The Company has an obligation to assess the risks of counterparties in financial instruments and to diversify the exposure periodically.
30.7 Liquidity risk
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2021 are as follows:

	December 31, 2021
Description	Carrying amount	Contractual cash flows	2022	2023	2024	2025	After 2026

Accounts payable	2,335,165	2,335,165	1,771,663	150,477	191,160	86	221,779
Accounts payable – supplier finance	3,694	3,694	3,694	—	—	—	—
Loans and financing	10,018,731	10,143,516	1,039,198	1,298,922	2,443,293	1,978,628	3,383,475
Lease liabilities	14,890,575	28,424,354	3,802,070	4,056,001	4,015,746	3,397,128	13,153,409
Derivative obligations	287,051	287,051	77,509	68,534	141,008	—	—
Insurances premiums payable	92,793	92,793	92,793	—	—	—	—
Reimbursement to customers	173,686	173,686	173,686	—	—	—	—
	27,801,695	41,460,259	6,960,613	5,573,934	6,791,207	5,375,842	16,758,663
30.8 Sensitivity analysis of financial instruments
30.8.1 Risk factor: changes in exchange rates
As of December 31, 2021, the Company adopted an exchange rate of R$5.5805/US$1.00 and R$6.3210/€1.00, corresponding to the month’s closing rate released by the Central Bank of Brazil as a probable scenario. The table below shows the sensitivity analysis and the effect on the result of the exchange rate fluctuation in the amount exposed as of December 31, 2021:

	Exposure to US$		Exposure to €
Description	Rate	December 31, 2021	Rate	December 31, 2021

Net exposure at 12/31/2021	5.5805	(25,061,227)	6.3210	911,071

Effect on profit or loss

Foreign currency devaluation by -50%	2.7903	12,530,613	3.1605	(455,536)
Foreign currency devaluation by -25%	4.1854	6,265,307	4.7408	(227,768)
Foreign currency appreciation by 50%	8.3708	(12,530,613)	9.4815	455,536
Foreign currency appreciation by 25%	6.9756	(6,265,307)	7.9013	227,768
30.8.2    Risk factor: changes in aviation fuel prices
As of December 31, 2021, the Company has oil derivative contracts to protect future aviation fuel consumption. The probable scenarios used by the Company are the market curves at the December 31, 2021 closing for derivatives that protect the fuel price risk. The table below shows the sensitivity analysis in US dollars of the fluctuation of aviation fuel barrel prices:

	Exposure to HOA(a)
Description	Price(b)	December 31, 2021

HOA reference price at 12/31/2021	$227	9,383

Effect on profit or loss

HOA devaluation by -50%	$114	(266,776)
HOA devaluation by -25%	$170	(128,745)
HOA appreciation by 50%	$341	287,779
HOA appreciation by 25%	$284	148,534

(a)	HOA – Heating Oil
(b)	Average price in US dollar, per gallon, projected for the next 12 months.
30.8.3 Risk factor: changes in interest rates
As of December 31, 2021, the Company held financial investments and debts linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values exposed to such fluctuations, according to the scenarios shown below:

	Consolidated
	Exposure to CDI		Exposure to LIBOR rate
Description	Rate p.a.	December 31, 2021	Rate (p.a.) (a)	December 31, 2021

Net exposure at 12/31/2021	9.15%	120,866	0.27%	(1,540)

Effect on profit or loss

Interest rate devaluation by -50%	4.58%	(60,433)	0.13%	770
Interest rate devaluation by -25%	6.86%	(30,217)	0.20%	385
Interest rate appreciation by 50%	13.73%	60,433	0.40%	(770)
Interest rate appreciation by 25%	11.44%	30,217	0.33%	(385)

(a)	Weighted rate.
30.9 Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming at a capital structure that it considers adequate for the financial costs and the maturity dates of funding and its guarantees. The Company continuously monitors its net indebtedness.